Stock-Based Compensation and Employee Benefits - Summary of Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Stock-Based Compensation and Employee Benefits
Number of Options, Beginning balance | shares	23,659,240
Number of Options, Granted - at fair value | shares	10,513,500
Number of Options, Exercised | shares	(174,651)
Number of Options, Forfeited/Canceled | shares	(5,292,979)
Number of Options, Ending balance | shares	28,705,110
Number of Options, Exercisable | shares	17,010,902
Weighted-Average Exercise Price, Beginning balance | $ / shares	$ 13.31
Weighted-Average Exercise Price, Granted - at fair value | $ / shares	2.28
Weighted Average Exercise Price, Exercised | $ / shares	1.67
Weighted Average Exercise Price, Forfeited/Canceled | $ / shares	9.2
Weighted-Average Exercise Price, Ending balance | $ / shares	10.1
Weighted Average Exercise Price, Exercisable | $ / shares	$ 14.37
Options outstanding, Weighted-Average Remaining Contractual Terms	6 years 4 months 24 days
Options outstanding, Weighted-Average Remaining Contractual Terms, Exercisable	4 years 7 months 6 days
Options outstanding, Aggregate Intrinsic Value | $	$ 889